Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net loss	$ (2,518)	$ (4,216)	$ (6,772)	$ (6,856)
Basic weighted-average shares outstanding	4,855,876	4,855,876	4,855,876	4,855,876
Diluted weighted-average shares outstanding	4,855,876	4,855,876	4,855,876	4,855,876
Basic loss per share	$ (0.52)	$ (0.87)	$ (1.39)	$ (1.41)
Diluted loss per share	$ (0.52)	$ (0.87)	$ (1.39)	$ (1.41)
Employee Stock Option 1 Deferred Stock Units [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	252,950	62,375	252,950	62,375
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	457,648	457,648	457,648	457,648